Distribution Date:	10/13/21	COMM 2018-COR3 Mortgage Trust
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2018-COR3

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street, | New York, NY 10005
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A.,10851 Mastin Street, Suite 700 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A.,10851 Mastin Street, Suite 700 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
		Directing Certificateholder	LoanCore Capital Markets LLC
Modified Loan Detail	23		-
Historical Liquidated Loan Detail	24		, | ,
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12595VAA5	3.098000%	11,703,000.00	4,965,986.20	238,845.11	12,820.52	0.00	0.00	251,665.63	4,727,141.09	30.21%	30.00%
A-SB	12595VAB3	4.181000%	17,303,000.00	17,303,000.00	0.00	60,286.54	0.00	0.00	60,286.54	17,303,000.00	30.21%	30.00%
A-2	12595VAC1	3.961000%	303,000,000.00	303,000,000.00	0.00	1,000,152.50	0.00	0.00	1,000,152.50	303,000,000.00	30.21%	30.00%
A-3	12595VAD9	4.228000%	372,251,000.00	372,251,000.00	0.00	1,311,564.36	0.00	0.00	1,311,564.36	372,251,000.00	30.21%	30.00%
A-M	12595VAF4	4.341559%	56,593,000.00	56,593,000.00	0.00	204,751.53	0.00	0.00	204,751.53	56,593,000.00	24.55%	24.38%
B	12595VAG2	4.512809%	51,561,000.00	51,561,000.00	0.00	193,904.11	0.00	0.00	193,904.11	51,561,000.00	19.38%	19.25%
C	12595VAH0	4.560309%	49,047,000.00	49,047,000.00	0.00	186,391.22	0.00	0.00	186,391.22	49,047,000.00	14.48%	14.38%
D	12595VAN7	2.810309%	47,300,000.00	47,300,000.00	0.00	110,773.00	0.00	0.00	110,773.00	47,300,000.00	9.74%	9.67%
E-RR	12595VAQ0	4.560309%	11,807,000.00	11,807,000.00	0.00	44,869.64	0.00	0.00	44,869.64	11,807,000.00	8.56%	8.50%
F-RR	12595VAS6	4.560309%	20,122,000.00	20,122,000.00	0.00	76,468.78	0.00	0.00	76,468.78	20,122,000.00	6.55%	6.50%
G-RR	12595VAU1	4.560309%	18,864,000.00	18,864,000.00	0.00	71,688.05	0.00	0.00	71,688.05	18,864,000.00	4.66%	4.63%
H-RR	12595VAW7	4.560309%	46,531,811.00	46,531,811.00	0.00	53,447.48	0.00	0.00	53,447.48	46,531,811.00	0.00%	0.00%
S	12595VAY3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12595VBA4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,006,082,811.00	999,345,797.20	238,845.11	3,327,117.73	0.00	0.00	3,565,962.84	999,106,952.09

Notional Certificates
X-A	12595VAE7	0.439586%	760,850,000.00	754,112,986.20	0.00	276,247.92	0.00	0.00	276,247.92	753,874,141.09
X-B	12595VAJ6	0.047500%	51,561,000.00	51,561,000.00	0.00	2,040.96	0.00	0.00	2,040.96	51,561,000.00
X-D	12595VAL1	1.750000%	47,300,000.00	47,300,000.00	0.00	68,979.17	0.00	0.00	68,979.17	47,300,000.00
Notional SubTotal			859,711,000.00	852,973,986.20	0.00	347,268.05	0.00	0.00	347,268.05	852,735,141.09

Deal Distribution Total					238,845.11	3,674,385.78	0.00	0.00	3,913,230.89

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12595VAA5	424.33446125	20.40887892	1.09549005	0.00000000	0.00000000	0.00000000	0.00000000	21.50436897	403.92558233
A-SB	12595VAB3	1,000.00000000	0.00000000	3.48416691	0.00000000	0.00000000	0.00000000	0.00000000	3.48416691	1,000.00000000
A-2	12595VAC1	1,000.00000000	0.00000000	3.30083333	0.00000000	0.00000000	0.00000000	0.00000000	3.30083333	1,000.00000000
A-3	12595VAD9	1,000.00000000	0.00000000	3.52333334	0.00000000	0.00000000	0.00000000	0.00000000	3.52333334	1,000.00000000
A-M	12595VAF4	1,000.00000000	0.00000000	3.61796565	0.00000000	0.00000000	0.00000000	0.00000000	3.61796565	1,000.00000000
B	12595VAG2	1,000.00000000	0.00000000	3.76067396	0.00000000	0.00000000	0.00000000	0.00000000	3.76067396	1,000.00000000
C	12595VAH0	1,000.00000000	0.00000000	3.80025730	0.00000000	0.00000000	0.00000000	0.00000000	3.80025730	1,000.00000000
D	12595VAN7	1,000.00000000	0.00000000	2.34192389	0.00000000	0.00000000	0.00000000	0.00000000	2.34192389	1,000.00000000
E-RR	12595VAQ0	1,000.00000000	0.00000000	3.80025747	0.00000000	0.00000000	0.00000000	0.00000000	3.80025747	1,000.00000000
F-RR	12595VAS6	1,000.00000000	0.00000000	3.80025743	0.00000000	0.00000000	0.00000000	0.00000000	3.80025743	1,000.00000000
G-RR	12595VAU1	1,000.00000000	0.00000000	3.80025710	0.00000000	0.00000000	0.00000000	0.00000000	3.80025710	1,000.00000000
H-RR	12595VAW7	1,000.00000000	0.00000000	1.14862239	2.65163481	23.98902484	0.00000000	0.00000000	1.14862239	1,000.00000000
S	12595VAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12595VBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12595VAE7	991.14541132	0.00000000	0.36307803	0.00000000	0.00000000	0.00000000	0.00000000	0.36307803	990.83149253
X-B	12595VAJ6	1,000.00000000	0.00000000	0.03958341	0.00000000	0.00000000	0.00000000	0.00000000	0.03958341	1,000.00000000
X-D	12595VAL1	1,000.00000000	0.00000000	1.45833340	0.00000000	0.00000000	0.00000000	0.00000000	1.45833340	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	12,820.52	0.00	12,820.52	0.00	0.00	0.00	12,820.52	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	60,286.54	0.00	60,286.54	0.00	0.00	0.00	60,286.54	0.00
A-2	09/01/21 - 09/30/21	30	0.00	1,000,152.50	0.00	1,000,152.50	0.00	0.00	0.00	1,000,152.50	0.00
A-3	09/01/21 - 09/30/21	30	0.00	1,311,564.36	0.00	1,311,564.36	0.00	0.00	0.00	1,311,564.36	0.00
X-A	09/01/21 - 09/30/21	30	0.00	276,247.92	0.00	276,247.92	0.00	0.00	0.00	276,247.92	0.00
X-B	09/01/21 - 09/30/21	30	0.00	2,040.96	0.00	2,040.96	0.00	0.00	0.00	2,040.96	0.00
X-D	09/01/21 - 09/30/21	30	0.00	68,979.17	0.00	68,979.17	0.00	0.00	0.00	68,979.17	0.00
A-M	09/01/21 - 09/30/21	30	0.00	204,751.53	0.00	204,751.53	0.00	0.00	0.00	204,751.53	0.00
B	09/01/21 - 09/30/21	30	0.00	193,904.11	0.00	193,904.11	0.00	0.00	0.00	193,904.11	0.00
C	09/01/21 - 09/30/21	30	0.00	186,391.22	0.00	186,391.22	0.00	0.00	0.00	186,391.22	0.00
D	09/01/21 - 09/30/21	30	0.00	110,773.00	0.00	110,773.00	0.00	0.00	0.00	110,773.00	0.00
E-RR	09/01/21 - 09/30/21	30	0.00	44,869.64	0.00	44,869.64	0.00	0.00	0.00	44,869.64	0.00
F-RR	09/01/21 - 09/30/21	30	0.00	76,468.78	0.00	76,468.78	0.00	0.00	0.00	76,468.78	0.00
G-RR	09/01/21 - 09/30/21	30	0.00	71,688.05	0.00	71,688.05	0.00	0.00	0.00	71,688.05	0.00
H-RR	09/01/21 - 09/30/21	30	992,867.40	176,832.85	0.00	176,832.85	123,385.37	0.00	0.00	53,447.48	1,116,252.77
Totals			992,867.40	3,797,771.15	0.00	3,797,771.15	123,385.37	0.00	0.00	3,674,385.78	1,116,252.77

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	3,913,230.89
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,810,505.64	Master Servicing Fee	4,731.10
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,829.52
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	416.39
ARD Interest	0.00	Operating Advisor Fee	1,757.48
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,810,505.64	Total Fees	12,734.49

Principal		Expenses/Reimbursements
Scheduled Principal	238,845.11	Reimbursement for Interest on Advances	(7,848.27)
Unscheduled Principal Collections		ASER Amount	36,996.05
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	93,597.79
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	639.80
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	238,845.11	Total Expenses/Reimbursements	123,385.37

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,674,385.78
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	238,845.11
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,913,230.89
Total Funds Collected	4,049,350.75	Total Funds Distributed	4,049,350.75

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	999,345,797.60	999,345,797.60	Beginning Certificate Balance	999,345,797.20
(-) Scheduled Principal Collections	238,845.11	238,845.11	(-) Principal Distributions	238,845.11
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	999,106,952.49	999,106,952.49	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	999,611,761.60	999,611,761.60	Ending Certificate Balance	999,106,952.09
Ending Actual Collateral Balance	999,368,952.92	999,368,952.92

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.40)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.40)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.56%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	7,499,999 or less	9	47,967,175.32	4.80%	77	4.6286	1.671206	1.44 or less	19	497,820,125.66	49.83%	74	4.7715	0.060593
7,500,000 to 14,999,999		15	161,742,706.06	16.19%	76	4.8332	1.432624	1.45 to 1.49	1	8,487,444.74	0.85%	71	4.5500	1.470000
15,000,000 to 24,999,999		9	183,632,535.31	18.38%	74	4.4954	1.038073	1.50 to 1.74	12	191,765,055.91	19.19%	75	4.6761	1.599083
25,000,000 to 49,999,999		7	262,814,535.80	26.30%	74	4.7241	0.728944	1.75 to 1.99	3	29,436,454.36	2.95%	77	4.4749	1.848457
	50,000,000 or greater	6	342,950,000.00	34.33%	76	4.3757	1.463318	2.00 to 2.49	4	28,797,871.82	2.88%	76	4.8077	2.216438
	Totals	46	999,106,952.49	100.00%	75	4.5756	1.196994	2.50 to 3.49	6	232,800,000.00	23.30%	78	4.0569	2.934689
								3.50 or greater	1	10,000,000.00	1.00%	75	4.6160	4.520000
								Totals	46	999,106,952.49	100.00%	75	4.5756	1.196994
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	5,683,170.87	0.57%	78	4.9400	1.510000
							Industrial	3	137,682,759.04	13.78%	77	4.3133	2.363199
California	6	217,850,000.00	21.80%	77	4.3693	1.916915
							Lodging	6	191,385,950.31	19.16%	71	4.8615	(0.478977)
Florida	5	49,393,223.24	4.94%	75	4.5288	1.195417
							Mixed Use	8	189,480,000.00	18.96%	77	4.8496	1.129053
Georgia	1	10,353,949.96	1.04%	76	5.3180	1.630000
							Multi-Family	2	67,172,594.28	6.72%	78	4.6596	(0.048066)
Illinois	2	33,317,500.00	3.33%	76	4.7907	1.619509
							Office	8	197,085,404.32	19.73%	77	4.2347	2.479955
Kentucky	1	8,147,871.82	0.82%	78	5.3680	2.210000
							Other	3	21,675,000.00	2.17%	72	4.4382	1.660000
Michigan	3	19,298,167.15	1.93%	77	5.0792	1.461912
							Retail	14	194,625,244.05	19.48%	74	4.5445	1.165191
Minnesota	2	22,687,444.74	2.27%	75	4.3873	1.695323
							Totals	44	999,106,952.49	100.00%	75	4.5756	1.196994
Nevada	1	12,800,000.00	1.28%	75	4.9010	3.180000

New Jersey	1	6,150,000.00	0.62%	71	4.5540	2.160000

New York	13	385,886,029.59	38.62%	77	4.5241	1.221415

North Carolina	1	4,030,000.00	0.40%	78	4.6800	2.480000

Ohio	1	15,544,669.37	1.56%	79	4.9300	1.220000

Pennsylvania	1	27,894,439.15	2.79%	73	4.0560	1.620000

South Carolina	1	11,885,950.31	1.19%	78	5.3200	0.170000

Texas	1	33,014,535.80	3.30%	73	4.7300	1.580000

Washington	3	135,170,000.00	13.53%	69	4.7891	(0.728449)

Totals	44	999,106,952.49	100.00%	75	4.5756	1.196994

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.9999% or less	1	64,450,000.00	6.45%	78	3.4649	3.400000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.000% to 4.2499%	6	169,894,439.64	17.00%	76	4.1346	1.736190	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.250% to 4.4999%	5	98,900,000.00	9.90%	75	4.3672	2.345877	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.7499%	15	290,449,779.01	29.07%	75	4.6383	0.638388	37 to 48 months	39	781,939,932.52	78.26%	77	4.5333	1.634503
	4.750% to 4.9999%	11	228,726,794.60	22.89%	74	4.8708	0.475056	49 months or greater	7	217,167,019.97	21.74%	71	4.7279	(0.378317)
	5.000% or greater	8	146,685,939.24	14.68%	77	5.1302	1.061735	Totals	46	999,106,952.49	100.00%	75	4.5756	1.196994
	Totals	46	999,106,952.49	100.00%	75	4.5756	1.196994
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	114 months or less	46	999,106,952.49	100.00%	75	4.5756	1.196994	Interest Only	3	110,000,000.00	11.01%	79	4.2042	1.953636
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	26	698,087,500.00	69.87%	75	4.5817	0.949972
	Totals	46	999,106,952.49	100.00%	75	4.5756	1.196994	300 months or greater	17	191,019,452.49	19.12%	75	4.7668	1.664028
								Totals	46	999,106,952.49	100.00%	75	4.5756	1.196994
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	9,450,000.00	0.95%	71	4.5540	2.160000				None
	12 months or less	44	949,656,952.49	95.05%	75	4.5644	1.212136
	13 to 24 months	1	40,000,000.00	4.00%	78	4.8450	0.610000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	999,106,952.49	100.00%	75	4.5756	1.196994
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30299836	IN	Brooklyn	NY	Actual/360	4.166%	173,583.33	0.00	0.00	N/A	05/06/28	--	50,000,000.00	50,000,000.00	10/06/21
1A2	30299864				Actual/360	4.166%	173,583.33	0.00	0.00	N/A	05/06/28	--	50,000,000.00	50,000,000.00	10/06/21
2	30314477	LO	Seattle	WA	Actual/360	4.840%	161,333.33	0.00	0.00	N/A	06/06/27	--	40,000,000.00	40,000,000.00	10/06/21
2A	30314504				Actual/360	4.840%	153,266.67	0.00	0.00	N/A	06/06/27	--	38,000,000.00	38,000,000.00	10/06/21
3	30314478	MU	Brooklyn	NY	Actual/360	5.066%	276,519.17	0.00	0.00	N/A	02/06/28	--	65,500,000.00	65,500,000.00	10/06/21
4	30314479	OF	Mountain View	CA	Actual/360	3.465%	186,092.93	0.00	0.00	04/06/28	04/06/30	--	64,450,000.00	64,450,000.00	10/06/21
5	30314481	MF	New York	NY	Actual/360	4.633%	243,258.75	0.00	0.00	N/A	04/06/28	--	63,000,000.00	63,000,000.00	10/06/21
6	30312998	LO	Seattle	WA	Actual/360	4.740%	197,500.00	0.00	0.00	N/A	06/06/27	--	50,000,000.00	50,000,000.00	10/06/21
7	30299555	OF	New York	NY	Actual/360	4.505%	157,675.00	0.00	0.00	N/A	03/06/28	--	42,000,000.00	42,000,000.00	10/06/21
7A3	30299557				Actual/360	4.505%	18,770.83	0.00	0.00	N/A	03/06/28	--	5,000,000.00	5,000,000.00	10/06/21
8	30314482	RT	New York	NY	Actual/360	4.112%	71,960.00	0.00	0.00	N/A	10/06/27	--	21,000,000.00	21,000,000.00	03/06/20
8A	30314518				Actual/360	4.112%	71,960.00	0.00	0.00	N/A	10/06/27	--	21,000,000.00	21,000,000.00	03/06/20
9	30314484	MU	Monterey Park	CA	Actual/360	4.845%	161,500.00	0.00	0.00	N/A	04/01/28	--	40,000,000.00	40,000,000.00	09/01/20
10	30314486	OF	Redwood City	CA	Actual/360	4.288%	136,858.67	0.00	0.00	N/A	02/06/28	--	38,300,000.00	38,300,000.00	10/06/21
11	30314487	IN	San Antonio	TX	Actual/360	4.730%	130,316.11	46,634.34	0.00	N/A	11/06/27	--	33,061,170.14	33,014,535.80	10/06/21
12	30299721	LO	San Diego	CA	Actual/360	5.100%	133,875.00	0.00	0.00	N/A	04/06/28	--	31,500,000.00	31,500,000.00	09/06/21
13	30314488	RT	Whitehall	PA	Actual/360	4.056%	78,709.45	41,452.90	0.00	N/A	11/01/27	--	23,286,818.84	23,245,365.94	10/01/21
13A2C2	30314489				Actual/360	4.056%	15,741.89	8,290.57	0.00	N/A	11/01/27	--	4,657,364.27	4,649,073.70	10/01/21
14	30314490	RT	Sherman Oaks	CA	Actual/360	4.639%	86,594.67	0.00	0.00	N/A	01/06/28	--	22,400,000.00	22,400,000.00	10/06/21
15	30314491	98	New York	NY	Actual/360	4.438%	80,165.35	0.00	0.00	N/A	10/06/27	--	21,675,000.00	21,675,000.00	10/06/21
16	30314492	MU	San Francisco	CA	Actual/360	4.997%	88,280.33	0.00	0.00	N/A	04/06/28	--	21,200,000.00	21,200,000.00	04/06/20
17	30314493	RT	Palatine	IL	Actual/360	4.836%	81,879.53	0.00	0.00	N/A	12/06/27	--	20,317,500.00	20,317,500.00	10/06/21
18	30314494	MU	Miramar	FL	Actual/360	4.497%	64,644.38	0.00	0.00	N/A	12/06/27	--	17,250,000.00	17,250,000.00	10/06/21
19	30314495	RT	Columbus	OH	Actual/360	4.930%	63,958.47	23,316.10	0.00	N/A	05/06/28	--	15,567,985.47	15,544,669.37	10/06/21
20	30314496	MU	Brooklyn	NY	Actual/360	4.800%	57,200.00	0.00	0.00	N/A	04/06/28	--	14,300,000.00	14,300,000.00	10/06/21
21	30314497	MU	Minneapolis	MN	Actual/360	4.290%	50,765.00	0.00	0.00	N/A	04/06/28	--	14,200,000.00	14,200,000.00	10/06/21
22	30314498	OF	Brooklyn	NY	Actual/360	4.930%	53,901.33	0.00	0.00	N/A	04/06/28	--	13,120,000.00	13,120,000.00	10/06/21
23	30314499	MU	Vernon Hills	IL	Actual/360	4.720%	51,133.33	0.00	0.00	N/A	04/06/28	--	13,000,000.00	13,000,000.00	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
24	30314500	OF	Las Vegas	NV	Actual/360	4.901%	52,277.33	0.00	0.00	N/A	01/06/28	--	12,800,000.00	12,800,000.00	10/06/21
25	30314501	LO	North Charleston	SC	Actual/360	5.320%	52,768.86	16,799.55	0.00	N/A	04/06/28	--	11,902,749.86	11,885,950.31	05/06/20
26	30314502	OF	Atlanta	GA	Actual/360	5.318%	45,946.72	13,868.75	0.00	N/A	02/06/28	--	10,367,818.71	10,353,949.96	10/06/21
27	30314503	RT	Westland	MI	Actual/360	5.120%	42,746.35	12,215.77	0.00	N/A	03/06/28	--	10,018,675.41	10,006,459.64	10/06/21
28	30299858	LO	Miami Beach	FL	Actual/360	4.586%	38,216.67	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	10/06/21
29	30314505	LO	Miami Beach	FL	Actual/360	4.616%	38,466.67	0.00	0.00	N/A	01/06/28	--	10,000,000.00	10,000,000.00	10/06/21
30	30314506	Various Various		Various	Actual/360	4.554%	35,862.75	0.00	0.00	N/A	09/06/27	--	9,450,000.00	9,450,000.00	10/06/21
31	30314507	RT	Apple Valley	MN	Actual/360	4.550%	32,235.19	14,143.92	0.00	N/A	09/06/27	--	8,501,588.66	8,487,444.74	10/06/21
32	30314508	RT	Amherst	NY	Actual/360	4.697%	32,258.16	11,810.73	0.00	N/A	09/06/27	--	8,241,385.96	8,229,575.23	10/06/21
33	30314509	RT	Louisville	KY	Actual/360	5.368%	36,490.16	9,391.70	0.00	N/A	04/06/28	--	8,157,263.52	8,147,871.82	10/06/21
34	30314510	OF	Buffalo	NY	Actual/360	4.872%	31,559.50	11,820.64	0.00	N/A	04/01/28	--	7,773,275.00	7,761,454.36	10/01/21
35	30314511	RT	Gainesville	FL	Actual/360	4.414%	27,495.54	0.00	0.00	N/A	01/06/28	--	7,475,000.00	7,475,000.00	10/06/21
36	30314512	RT	Graham	WA	Actual/360	4.577%	27,347.58	0.00	0.00	N/A	04/01/28	--	7,170,000.00	7,170,000.00	10/01/21
37	30314513	RT	Mesa	AZ	Actual/360	4.940%	23,430.95	8,558.69	0.00	N/A	04/06/28	--	5,691,729.56	5,683,170.87	10/06/21
38	30314514	RT	White Lake	MI	Actual/360	5.020%	21,446.78	7,607.63	0.00	N/A	04/06/28	--	5,126,720.86	5,119,113.23	10/06/21
39	30314515	IN	Tampa	FL	Actual/360	4.521%	17,613.03	6,767.79	0.00	N/A	01/06/28	--	4,674,991.03	4,668,223.24	10/06/21
40	30314516	MF	Kalamazoo	MI	Actual/360	5.054%	17,599.55	6,166.03	0.00	N/A	04/06/28	--	4,178,760.31	4,172,594.28	10/06/21
41	30314517	MU	Cary	NC	Actual/360	4.680%	15,717.00	0.00	0.00	N/A	04/06/28	--	4,030,000.00	4,030,000.00	10/06/21
Totals							3,810,505.64	238,845.11	0.00				999,345,797.60	999,106,952.49
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	46,610,401.72	0.00	--	--	--	0.00	0.00	0.00	0.00	112,846.73	0.00
1A2	46,610,401.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	(4,029,161.52)	(3,590,289.36)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	(4,029,161.52)	(3,590,289.36)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,336,807.61	3,477,553.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	14,583,208.00	15,412,756.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,178,721.92	(172,061.96)	01/01/21	03/31/21	--	0.00	0.00	411,654.68	411,654.68	0.00	0.00
6	(3,952,795.36)	(1,204,953.28)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,250,007.84	4,747,416.96	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	5,250,007.84	4,747,416.96	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	287,331.16	(1,410,156.76)	01/01/21	06/30/21	06/07/21	0.00	144,942.88	71,707.83	1,242,196.37	771,062.51	0.00
8A	287,331.16	(1,410,156.76)	01/01/21	06/30/21	06/07/21	0.00	144,942.88	71,707.83	1,242,196.37	0.00	0.00
9	3,303,700.72	0.00	--	--	07/06/21	0.00	161,333.33	161,019.67	2,004,566.69	0.00	0.00
10	37,752,087.20	39,928,413.84	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,583,573.81	3,672,993.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	74,469.17	1,611,555.08	01/01/21	06/30/21	--	0.00	0.00	133,743.75	133,743.75	0.00	0.00
13	19,682,731.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A2C2	19,682,731.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,726,474.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,701,062.81	1,633,266.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	138,311.24	0.00	--	--	08/06/21	8,893,281.01	365,087.08	51,029.70	1,267,934.76	333,899.78	0.00
17	3,273,881.16	3,208,550.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,677,782.02	4,631,408.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	6,407,831.08	5,659,632.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,329,494.60	2,230,133.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,321,423.17	1,137,835.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,266,700.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,323,619.65	1,035,700.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	1,723,435.26	2,101,397.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	(128,547.69)	208,221.93	07/01/20	06/30/21	02/08/21	0.00	54,441.49	69,425.48	1,140,743.43	224,121.22	0.00
26	1,083,867.73	1,265,288.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,042,868.16	1,005,144.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	(2,982,428.92)	(4,639,379.20)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	(356,807.19)	2,496,428.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	892,010.68	877,458.02	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	724,176.00	827,808.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	679,136.64	589,456.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	2,972,720.60	4,520,190.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,139,063.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	617,050.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	724,927.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	599,499.98	616,201.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	496,357.06	501,083.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	415,879.92	416,747.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	628,876.78	196,097.28	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	2,124,201.96	2,088,930.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	233,025,264.96	94,827,800.75				8,893,281.01	870,747.66	970,288.93	7,443,036.05	1,441,930.24	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	0	0.00	5	115,085,950.31	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	4.575560%	4.560269%	75
09/13/21	0	0.00	0	0.00	5	115,102,749.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.575600%	4.560309%	76
08/12/21	0	0.00	1	31,500,000.00	5	115,117,721.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.575635%	4.560343%	77
07/12/21	0	0.00	0	0.00	6	146,632,625.59	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.575669%	4.560377%	78
06/11/21	0	0.00	1	31,500,000.00	5	115,149,219.13	0	0.00	0	0.00	2	78,000,000.00	0	0.00	0	0.00	4.575709%	4.560415%	79
05/12/21	0	0.00	0	0.00	5	115,163,979.22	0	0.00	0	0.00	1	50,000,000.00	0	0.00	0	0.00	4.575743%	4.560449%	80
04/12/21	1	31,500,000.00	0	0.00	5	115,180,434.37	0	0.00	0	0.00	1	10,000,000.00	0	0.00	0	0.00	4.575782%	4.560487%	81
03/12/21	0	0.00	0	0.00	6	146,695,052.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.575810%	4.560514%	82
02/12/21	0	0.00	1	31,500,000.00	5	115,214,905.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.575850%	4.560553%	83
01/12/21	1	31,500,000.00	0	0.00	5	115,229,366.06	0	0.00	0	0.00	1	63,000,000.00	0	0.00	0	0.00	4.575872%	4.560574%	84
12/11/20	1	31,500,000.00	0	0.00	6	178,243,760.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.575893%	4.560595%	85
11/13/20	0	0.00	1	40,000,000.00	6	169,759,863.67	0	0.00	0	0.00	2	41,500,000.00	0	0.00	0	0.00	4.575918%	4.560619%	86
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 18 of 27

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	30314482	03/06/20	18	6	71,707.83	1,242,196.37	800,746.71	21,000,000.00	06/18/20	2
8A	30314518	03/06/20	18	6	71,707.83	1,242,196.37	0.00	21,000,000.00	06/18/20	2
9	30314484	09/01/20	12	6	161,019.67	2,004,566.69	0.00	40,000,000.00	01/20/21	98
12	30299721	09/06/21	0	A	133,743.75	133,743.75	0.00	31,500,000.00	05/28/21	98
16	30314492	04/06/20	17	6	51,029.70	1,267,934.76	369,621.14	21,200,000.00	07/07/20	1
25	30314501	05/06/20	16	6	69,425.48	1,140,743.43	244,588.12	12,147,950.74	06/09/20	1
Totals					558,634.25	7,031,381.37	1,414,955.97	146,847,950.74
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		999,106,952	884,021,002	115,085,950		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	999,106,952	884,021,002	0	0	115,085,950	0
Sep-21	999,345,798	884,243,048	0	0	115,102,750	0
Aug-21	999,562,332	852,944,610	0	31,500,000	115,117,722	0
Jul-21	999,777,987	853,145,362	0	0	146,632,626	0
Jun-21	1,000,014,193	853,364,974	0	31,500,000	115,149,219	0
May-21	1,000,228,012	885,064,032	0	0	115,163,979	0
Apr-21	1,000,462,447	853,782,013	31,500,000	0	115,180,434	0
Mar-21	1,000,666,502	853,971,450	0	0	146,695,052	0
Feb-21	1,000,930,721	854,215,816	0	31,500,000	115,214,906	0
Jan-21	1,001,122,494	854,393,128	31,500,000	0	115,229,366	0
Dec-20	1,001,313,496	791,569,736	31,500,000	0	178,243,761	0
Nov-20	1,001,522,707	791,762,843	0	40,000,000	169,759,864	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	30314482	21,000,000.00	21,000,000.00		04/07/21	(1,443,102.76)	(0.41000)	06/30/21	10/06/27	(42)
8A	30314518	21,000,000.00	21,000,000.00		04/07/21	(1,443,102.76)	(0.41000)	06/30/21	10/06/27	(42)
9	30314484	40,000,000.00	40,000,000.00	103,200,000.00	02/10/21	2,933,925.72	0.61000	09/30/20	04/01/28	(42)
12	30299721	31,500,000.00	31,500,000.00	58,100,000.00	09/13/17	1,393,230.60	0.86000	06/30/21	04/06/28	(42)
16	30314492	21,200,000.00	21,200,000.00	15,450,000.00	03/08/21	52,601.24	0.05000	12/31/20	04/06/28	(42)
25	30314501	11,885,950.31	12,147,950.74	14,400,000.00	09/30/20	140,250.24	0.17000	06/30/21	04/06/28	317
Totals		146,585,950.31	146,847,950.74	191,150,000.00		1,633,802.28

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	30314482	RT	NY	06/18/20	2

10/04/2021: Loan transferred to Special Servicing on 06/22/2020 due being over 60 days delinquent. Loan is due for the April 2020 debt service payment. The loan is secured by a 30,000sf retail property in Midtown Manhattan, which is 100%

occupied by a m ix of health and fitness tenants. A pre-negotiation letter has been executed, however, borrower and Lender have not been able to come to acceptable terms for a modification. Lender is moving forward with enforcement options

	and will file for foreclosure once NY moratorium is lifted.

8A	30314518	Various	Various	06/18/20	2

10/04/2021: Loan transferred to Special Servicing on 06/22/2020 due being over 60 days delinquent. Loan is due for the April 2020 debt service payment. The loan is secured by a 30,000sf retail property in Midtown Manhattan, which is 100%

occupied by a mi x of health and fitness tenants. A pre-negotiation letter has been executed, however, borrower and Lender have not been able to come to acceptable terms for a modification. Lender is moving forward with enforcement options

	and will file for foreclosure once NY moratorium is lifted.

9	30314484	MU	CA	01/20/21	98

10/6/2021 - The loan transferred to the Special Servicer in November 2020. The performance of the property declined following impacts of COVID. Many of the retail tenants, including AMC and 24 Hour Fitness closed, but have since reopened.

24 Hour Fitness did not reject this lease in bankruptcy. Collections on the residential component have also been impacted. A COVID related modification closed in August 2021. Lender agreed to retroactively defer 50% of the interest payment for

6 months as well as reserve sfor 6 months, with the deferrals to be repaid from cash flow, but no later than 18 months following the deferral period, or by the October 2022 payment date. The deferred amounts are backed by a personal guaranty.

	The loan will return to the Master Servicer following the rehab period.

12	30299721	LO	CA	05/28/21	98

10/04/2021: The loan transferred to Special Servicing on 05/28/2021 for imminent default. The loan is secured by a 200-room hotel operating as a Best Western in the Old Town section of San Diego, CA. A PNL was executed on 06/07/2021 and

	borrower is requesting a loan modification. Modification has been denied and reinstatement terms are being discussed.

16	30314492	MU	CA	07/07/20	1

9/30/2021. Loan transferred to Special Servicing on 7/7/2020 due to payment default. The property is about 50k sf, of which approximately 30k sf is occupied by China Live. The owner of the China Live tenant has withheld rent to negotiate a lower rent long term lease. Tenant and Borrower have been unable to agree to new lease terms. The Borrower has hired a litigator to enforce the lease. Borrower and Lender continue to negotiate a modification but Lender is reviewing alternate

	strategies such as a note sale and foreclosure.

25	30314501	LO	SC	06/09/20	1

10/5/21 - Loan transferred to Midland Special Servicing on 6/9/2020 due to payment default. The Borrower owes for June 2020 through August 2021 debt service payments. The loan is secured by a four-story, 102 key limited-service hotel located nearby to t he newly renovated Charleston International Airport . The hotel was originally built in 2000 as a Wingate and then completed a conversion into a Fairfield Inn & Suites in 2011. Borrower and Special Servicer are working on

	long term modification. We are dual tracking the asset with counsel.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	30314477	40,000,000.00	4.84000%	40,000,000.00	4.84000%	8	04/30/20	05/06/20	05/14/20
2	30314477	40,000,000.00	4.84000%	40,000,000.00	4.84000%	8	07/29/20	07/06/20	08/05/20
2	30314477	0.00	4.84000%	0.00	4.84000%	8	05/11/21	04/15/21	05/11/21
2A	30314504	38,000,000.00	4.84000%	38,000,000.00	4.84000%	8	07/29/20	07/06/20	08/05/20
2A	30314504	0.00	4.84000%	0.00	4.84000%	8	05/11/21	04/01/21	05/11/21
5	30314481	63,000,000.00	4.63300%	63,000,000.00	4.63300%	10	12/03/20	05/06/20	12/14/20
6	30312998	50,000,000.00	4.74000%	50,000,000.00	4.74000%	8	04/29/20	05/06/20	05/14/20
6	30312998	50,000,000.00	4.74000%	50,000,000.00	4.74000%	8	07/29/20	07/06/20	08/05/20
6	30312998	0.00	4.74000%	0.00	4.74000%	8	05/06/21	04/01/21	05/06/21
9	30314484	0.00	4.84500%	0.00	4.84500%	10	08/13/21	10/01/20	09/13/21
12	30299721	31,500,000.00	5.10000%	31,500,000.00	5.10000%	8	10/02/20	08/06/20	10/07/20
28	30299858	10,000,000.00	4.58600%	10,000,000.00	4.58600%	8	07/10/20	07/10/20	07/16/20
29	30314505	10,000,000.00	4.61600%	10,000,000.00	4.61600%	8	05/14/20	05/06/20	05/19/20
29	30314505	10,000,000.00	4.61600%	10,000,000.00	4.61600%	8	07/06/20	10/19/20	10/27/20
29	30314505	0.00	4.61600%	0.00	4.61600%	8	03/22/21	03/08/21	03/22/21
Totals		342,500,000.00		342,500,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	4,375.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	4,375.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	71,388.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	6,562.50	0.00	0.00	0.00	0.00	0.00	(7,848.27)	0.00	0.00	0.00
16	0.00	0.00	4,416.67	0.00	0.00	36,996.05	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	2,479.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	639.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	93,597.79	0.00	639.80	36,996.05	0.00	0.00	(7,848.27)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		123,385.37

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 27 of 27